Income (Loss) Per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Earnings Per Share [Abstract]
Income (Loss) Per Share
Income (Loss) Per Share
The following table reconciles the amounts used in calculating basic and diluted income (loss) per share (in thousands, except per share amounts):

	Three Months Ended June 30,		Six Months Ended June 30,
	2019	2018	2019	2018
Net income (loss) attributable to common stockholders – basic and diluted:
Net income (loss) attributable to the Company	$112	$8,960	$822	$3,237
Less: Dividends on preferred stock and amortization	(3,275)	—	(6,558)	—
Less: Undistributed net (income) allocated to unvested shares	—	(38)	—	(14)
Undistributed net income (loss) allocated to common stockholders	(3,163)	8,922	(5,736)	3,223
Distributed and undistributed net income (loss) - basic	$(3,163)	$8,922	$(5,736)	$3,223
Effect of deferred compensation plan	(4,817)	(6,375)	(4,077)	(5,814)
Effect of incremental subsidiary shares	(171)	(223)	(373)	(505)
Distributed and undistributed net income (loss) - diluted	$(8,151)	$2,324	$(10,186)	$(3,096)

Weighted average common shares outstanding:
Weighted average common shares outstanding – basic	2,462	2,095	2,441	2,094
Effect of deferred compensation plan shares	203	206	101	103
Effect of incremental subsidiary shares	52	26	41	22
Effect of assumed exercise of stock options	—	160	—	—
Weighted average common shares outstanding – diluted	2,717	2,487	2,583	2,219

Income (loss) per share – basic:
Net income (loss) allocated to common stockholders per share	$(1.28)	$4.26	$(2.35)	$1.54
Income (loss) per share – diluted:
Net income (loss) allocated to common stockholders per share	$(3.00)	$0.93	$(3.94)	$(1.40)

Due to their anti-dilutive effect, the computation of diluted income (loss) per share does not reflect the adjustments for the following items (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2019	2018	2019	2018
Net income (loss) allocated to common stockholders is not adjusted for:
Net income (loss) attributable to unvested restricted shares	$—	$38	$—	$14
Net income (loss) attributable to redeemable noncontrolling interests in Ashford Holdings	(6)	18	(10)	6
Net income (loss) attributable to redeemable noncontrolling interests in subsidiary common stock	(133)	295	94	650
Dividends on preferred stock and amortization	3,275	—	6,558	—
Total	$3,136	$351	$6,642	$670
Weighted average diluted shares are not adjusted for:
Effect of unvested restricted shares	11	9	10	9
Effect of assumed exercise of stock options	16	—	40	197
Effect of assumed conversion of Ashford Holdings units	4	4	4	4
Effect of incremental subsidiary shares	72	50	59	38
Effect of assumed conversion of preferred stock	1,450	—	1,450	—
Total	1,553	63	1,563	248

Income (Loss) Per Share
The following table reconciles the amounts used in calculating basic and diluted income (loss) per share (in thousands, except per share amounts):

	Year Ended December 31,
	2018	2017	2016
Net income (loss) attributable to common stockholders – basic and diluted:
Net income (loss) attributable to the Company	$10,182	$(18,352)	$(2,396)
Less: Dividends on preferred stock and amortization	(5,196)	—	—
Less: Net income (loss) allocated to unvested shares	(21)	—	—
Undistributed net income (loss) allocated to common stockholders	4,965	(18,352)	(2,396)
Distributed and undistributed net income (loss) - basic	$4,965	$(18,352)	$(2,396)
Effect of deferred compensation plan	(8,444)	—	(2,127)
Effect of contingently issuable shares	(1,447)	(1,465)	(1,143)
Distributed and undistributed net income (loss) - diluted	$(4,926)	$(19,817)	$(5,666)
Weighted average common shares outstanding:
Weighted average common shares outstanding – basic	2,170	2,031	2,012
Effect of deferred compensation plan shares	103	—	158
Effect of contingently issuable shares	59	36	39
Weighted average common shares outstanding – diluted	2,332	2,067	2,209

Income (loss) per share – basic:
Net income (loss) allocated to common stockholders per share	$2.29	$(9.04)	$(1.19)
Income (loss) per share – diluted:
Net income (loss) allocated to common stockholders per share	$(2.11)	$(9.59)	$(2.56)
Due to their anti-dilutive effect, the computation of diluted income (loss) per share does not reflect the adjustments for the following items (in thousands):

	Year Ended December 31,
	2018	2017	2016
Net income (loss) allocated to common stockholders is not adjusted for:
Net income (loss) attributable to unvested restricted shares	$21	$—	$—
Net income (loss) attributable to redeemable noncontrolling interests in Ashford Holdings	9	(19)	(4)
Dividends on preferred stock and amortization	5,196	—	—
Total	$5,226	$(19)	$(4)
Weighted average diluted shares are not adjusted for:
Effect of unvested restricted shares	9	—	1
Effect of assumed exercise of stock options	163	34	—
Effect of assumed conversion of Ashford Holdings units	4	4	4
Effect of assumed conversion of preferred stock	575	—	—
Total	751	38	5